Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income/ (loss)	$ 4,460,475	$ (18,671,528)	$ (83,084,079)
Adjustments to reconcile net income/ (loss) to net cash used in operating activities:
Depreciation and amortization expenses	730,535	895,935	1,054,088
Amortization of operating lease right of use assets	264,206	294,778	289,678
Impairment loss on goodwill		1,415,341	10,636,358
Expected credit loss allowance/ (reversal)	(4,078,314)	19,409,914	5,467,941
Deferred income tax expense (benefit)	900,775	(4,168,386)	(1,413,789)
Investment income on short-term investments			(76,768)
Share-based compensation	156,316	454,380	16,693,135
Loss/ (gain) from disposal of a subsidiary	14,050	(4,970)
Gain from disposal of interest in a VIE and its subsidiaries	(3,949,200)
Impairment loss from long term investment			24,005,161
Amortization of convertible notes issuance costs	257,895	542,105
Share of result of equity investee	14,543
Changes in operating assets and liabilities:
Accounts receivable	5,210,897	(1,981,549)	7,682,935
Accounts receivable - related parties			628,274
Notes receivable	(148,856)	180,232	106,147
Prepayments	(1,825,618)	30,875	2,387,941
Prepayments - related parties			(64,908)
Inventories	(9,457,024)	(7,796,442)	851,902
Prepaid expenses and other current assets, net	(447,462)	(2,270,170)	(576,297)
Other non-current assets	(13,721)	(127,476)	21,036,847
Accounts and notes payable	7,304,935	(527,799)	(13,107,548)
Accounts payable - related parties
Contract liabilities	1,948,763	6,981,311	870,667
Contract liabilities - related parties			(70,834)
Income tax payable	876,956	(82,616)	1,300,178
Deferred revenue	(1,166,096)	399,431	522,156
Operating lease liabilities	(246,338)	8,124	34,825
Amount due to related parties	6,541		57,667
Accrued expenses and other liabilities	2,021,487	(3,060,193)	(1,733,392)
Net cash provided by/ (used in) operating activities	2,835,745	(8,078,703)	(6,501,715)
Cash flows from investing activities
Acquisition of property and equipment	(6,596)	(19,370)	(1,383)
Capitalization of software development cost
Investment in equity method investee	(88,429)
Purchases of short-term investments			(7,280,539)
Redemption of short-term investments			12,966,608
Cash paid for business combinations, net of cash acquired			(70,011)
Cash removed from disposal of interests in a VIE and its subsidiaries, net of proceeds received	(166,909)
Net cash (used in)/ provided by investing activities	(261,934)	(19,370)	5,614,675
Cash flows from financing activities:
Proceeds from issuance of convertible note		6,580,000
(Repayment of) convertible note			(10,000,000)
Loans from related parties			30,000,000
Repayment of loans to related parties			(30,000,000)
Proceeds from short-term borrowings	4,568,835	6,281,758	11,283,576
Repayment of short-term borrowings	(10,021,960)	(5,165,001)	(5,517,944)
Net cash (used in) provided by financing activities	(5,453,125)	7,696,757	(4,234,368)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	60,255	141,241	1,342,723
Net decrease in cash, cash equivalents and restricted cash	(2,819,059)	(260,075)	(3,778,685)
Cash, cash equivalents and restricted cash at beginning of the year	8,818,416	9,078,491	12,857,176
Cash, cash equivalents and restricted cash at end of the year	5,999,357	8,818,416	9,078,491
Supplemental of cash flow information
Cash paid for interest expense	226,548	248,122	839,083
Cash paid for income tax	13,632	20,374	89,114
Non-cash investing and financing activities
Operating lease right of use assets obtained in exchange for operating lease liabilities	196,672	666,058	656,562
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	5,930,747	8,682,809	8,703,667
Restricted cash	68,610	135,607	374,824
Total cash, cash equivalents and restricted cash at end of the year	$ 5,999,357	$ 8,818,416	$ 9,078,491